united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-814-8180

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2024

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT

FEBRUARY 29, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

Easterly Global Real Estate Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2024

The Fund’s performance figures* for the six months ended February 29, 2024, as compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)	Since Inception (c)	Since Inception (d)
Class A	1.97%	(0.86)%	1.71%	4.27%	6.82%	n/a	n/a	n/a
Class A With Load	(3.89)%	(6.54)%	0.51%	3.66%	6.38%	n/a	n/a	n/a
Class C	1.59%	(1.65)%	0.94%	3.53%	n/a	5.79%	n/a	n/a
Class I	2.15%	(0.55)%	2.10%	4.73%	n/a	n/a	5.89%	n/a
Class R6	2.19%	(0.40)%	2.25%	n/a	n/a	n/a	n/a	3.37%
FTSE EPRA/NAREIT Developed Net Index (e)	3.80%	1.54%	0.75%	3.64%	5.99%	5.81%	4.59%	2.05%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2023, is 1.42%, 2.17%, 1.17% and 1.17% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A is October 26, 2009.

(b)	Inception date for Class C is January 5, 2012.

(c)	Inception date for Class I is August 1, 2011.

(d)	Inception date for Class R6 is August 17, 2017.

(e)	The FTSE EPRA/NAREIT Developed Net Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

Top 10 Holdings by Country	% of Net Assets
United States	46.4%
United Kingdom	14.0%
Hong Kong	7.6%
Cayman Islands	4.5%
Germany	4.4%
Japan	3.9%
Spain	2.9%
Bermuda	2.6%
Guernsey	2.0%
Singapore	1.8%
Other/Cash & Equivalents	9.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Hedged Equity Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2024

The Fund’s performance figures* for the six months ended February 29, 2024, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	8.06%	15.45%	7.69%	5.92%	n/a
Class A With Load	5.89%	13.10%	6.42%	5.19%	n/a
Class C	7.59%	14.57%	6.80%	5.10%	n/a
Class I	8.10%	15.70%	7.93%	6.25%	n/a
Class R6	8.22%	15.92%	8.31%	n/a	8.14%
S&P 500 Total Return Index (c)	13.93%	30.45%	14.76%	12.93%	13.98%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2023, is 2.03%, 2.78%, 1.78% and 1.78% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is July 31, 2015.

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top 10 Holdings by Security Type	% of Net Assets
Exchange Traded Funds	89.4%
Put Options Purchased	1.0%
Put Options Written	(0.3)%
Call Options Written	(0.4)%
Other/Cash & Equivalents	10.3%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8%
	Bermuda - 2.6%
3,335,447	Hongkong Land Holdings Ltd.	$11,273,811

	Canada - 0.3%
23,544	Boardwalk Real Estate Investment Trust	1,318,943

	Cayman Islands - 4.5%
2,957,755	CK Asset Holdings Ltd.	13,605,757
4,003,464	ESR Group Ltd.	5,334,444
89,488	GDS Holdings Ltd. - ADR(a)	611,203
		19,551,404
	France - 1.4%
228,705	Klepierre S.A.	5,810,118

	Germany - 4.4%
249,994	Deutsche Wohnen S.E.	5,160,904
1,371,793	Instone Real Estate Group S.E.	11,638,725
193,431	TAG Immobilien A.G.(a)	2,364,919
		19,164,548
	Guernsey - 2.0%
204,920	Shurgard Self Storage Ltd.	8,807,665

	Hong Kong - 7.6%
5,453,225	Link REIT	27,040,443
587,614	Sun Hung Kai Properties Ltd.	5,912,743
		32,953,186
	Japan – 3.9%
891	Invincible Investment Corporation	365,853
20,261	Japan Hotel REIT Investment Corporation	9,822,911
2,367	Mitsui Fudosan Logistics Park, Inc.	6,709,327
		16,898,091
	Singapore - 1.8%
3,873,317	Keppel DC REIT	4,898,991
2,609,628	Mapletree Pan Asia Commercial Trust	2,622,017
		7,521,008

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	Spain - 2.9%
351,053	Cellnex Telecom S.A.	$12,692,719

	United Kingdom - 14.0%
15,931,344	Assura PLC	8,377,184
4,867,784	Empiric Student Property PLC	5,583,508
3,091,404	Grainger PLC	9,741,413
411,379	Great Portland Estates PLC	1,880,454
1,935,956	LondonMetric Property PLC	4,430,071
577,751	Segro PLC	6,179,606
7,035,000	Tritax Big Box REIT PLC	13,048,749
911,848	UNITE Group PLC (The)	11,072,770
		60,313,755
	United States - 46.4%
944,661	Acadia Realty Trust	15,482,994
73,100	Alexandria Real Estate Equities, Inc.(b)	9,117,763
369,429	American Homes 4 Rent	13,672,567
30,921	American Tower Corporation	6,148,950
398,066	Brixmor Property Group, Inc.	9,000,272
125,954	Easterly Government Properties, Inc.	1,486,257
1,975,137	Ellington Financial, Inc.	22,378,302
83,581	Equity LifeStyle Properties, Inc.	5,626,673
21,986	Essex Property Trust, Inc.	5,087,560
842,606	Independence Realty Trust, Inc.	12,335,752
514,222	Kennedy-Wilson Holdings, Inc.	4,514,869
213,704	Kilroy Realty Corporation	8,097,245
12,271	Lamar Advertising Company	1,356,559
103,265	Prologis, Inc. (b)	13,762,127
692,494	Retail Opportunity Investments Corporation	8,953,947
57,000	Rexford Industrial Realty, Inc.	2,900,160
8,316	SBA Communications Corporation	1,739,957
128,229	Sun Communities, Inc.	17,151,911
560,566	UDR, Inc.	19,900,093
59,149	Ventas, Inc.	2,501,411
108,515	Veris Residential, Inc.	1,584,319

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	United States - 46.4% (Continued)
175,506	VICI Properties, Inc.	$5,252,895
154,684	Wyndham Hotels & Resorts, Inc.	11,841,060
		199,893,643

	TOTAL COMMON STOCKS (Cost $589,759,320)	396,198,891

	TOTAL INVESTMENTS – 91.8% (Cost $589,759,320)	$396,198,891
	CALL OPTIONS WRITTEN – (0.0)% (Premiums received - $86,271)	(130,290)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2%	35,292,757
	NET ASSETS - 100.0%	$431,361,358

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS – (0.0)% (d)
	CALL OPTIONS WRITTEN – (0.0)%(d)
731	Alexandria Real Estate Equities, Inc.	RBC	03/15/2024	$130	$9,117,763	$109,650
516	Prologis, Inc.	RBC	03/15/2024	140	6,876,732	20,640
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $86,271)					130,290

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

A.G.	- Aktiengesellschaft

S.A.	- Société Anonyme

S.E.	- Societas Europeae

RBC	- Royal Bank Of Canada

(a)	Non-income producing security.

(b)	All or a portion of this security is held as collateral for written options.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Forward Currency Contracts
Units to Receive/Deliver		In Exchange For		US Dollar Value	Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
To Buy:
$1,108,101	EUR	$1,201,104	USD	$1,197,688	Brown Brothers Harriman	3/1/2024	$(3,416)
5,069,906	GBP	6,420,124	USD	6,400,023	Brown Brothers Harriman	3/1/2024	(20,101)
							(23,517)
To Sell:
$(7,773)	CAD	$(5,724)	USD	$(5,727)	Brown Brothers Harriman	3/1/2024	$(3)
(205,818)	CAD	(151,580)	USD	(151,651)	Brown Brothers Harriman	3/4/2024	(71)
(79,191,287)	HKD	(10,116,621)	USD	(10,114,489)	Brown Brothers Harriman	3/1/2024	2,132
(43,769,600)	JPY	(290,481)	USD	(291,963)	Brown Brothers Harriman	3/1/2024	(1,482)
							576

						Total:	$(22,941)

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanes Yen

USD - U.S. Dollar

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
245,000	SPDR S&P 500 ETF Trust(a)	$124,479,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,093,814)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.0%
	PUT OPTIONS PURCHASED - 1.0%
545	S&P 500 Index	PER	03/28/2024	$5,000	$277,746,715	1,441,525
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,873,698)

	TOTAL INVESTMENTS - 90.4% (Cost $97,967,512)					$125,921,125
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $809,751)					(585,000)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $532,151)					(354,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 10.3%					14,295,991
	NET ASSETS - 100.0%					$139,277,866

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
545	S&P 500 Index	PER	03/28/2024	$4,750	$277,746,715	$354,250
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $532,151)

	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.4)%
300	SPDR S&P 500 ETF Trust	PER	03/01/2024	505	15,242,400	109,500
750	SPDR S&P 500 ETF Trust	PER	03/01/2024	508	38,106,000	111,000
800	SPDR S&P 500 ETF Trust	PER	03/15/2024	515	40,646,400	160,000
500	SPDR S&P 500 ETF Trust	PER	03/28/2024	520	25,404,000	101,000
250	SPDR S&P 500 ETF Trust	PER	04/05/2024	517	12,702,000	103,500
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $809,751)					585,000

	TOTAL OPTIONS WRITTEN (Premiums received - $1,341,902)					$939,250

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

TOTAL RETURN SWAP

										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation/
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	5/20/2024	$4,125,191	$—	$798,876
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	67,500	8/21/2024	30,522,150	—	2,915,573
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	30,000	11/4/2024	12,752,682	—	2,237,418
											$5,951,867

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2024

	Easterly	Easterly
	Global Real Estate	Hedged Equity
	Fund	Fund
Assets:
Total Investments, at cost	$589,759,320	$97,967,512
Total Investments, at value	396,198,891	125,921,125
Cash	17,192,317	9,553,355
Foreign Cash (Cost $441,614, $0)	442,315	—
Unrealized appreciation on swaps	—	5,951,867
Interest and dividends receivable	2,200,981	12,377
Receivable for securities sold	26,594,989	96,897
Receivable for fund shares sold	1,063,839	344,514
Prepaid expenses and other assets	56,792	45,895
Total Assets	443,750,124	141,926,030

Liabilities:
Due to Broker	—	1,378,616
Options Written (premiums received $86,271, $1,341,902)	130,290	939,250
Payable for securities purchased	10,941,338	103,654
Payable to manager	264,282	95,322
Payable for distribution (12b-1) fees	65,541	3,018
Payable for fund shares redeemed	698,346	58,217
Administration fees payable	89,223	40,308
Trustee fees payable	1,151	1,426
Unrealized depreciation on forward currency contracts	22,941	—
Accrued expenses and other liabilities	175,654	28,353
Total Liabilities	12,388,766	2,648,164

Net Assets	$431,361,358	$139,277,866

Net Assets:
Paid in capital	828,618,350	120,758,646
Accumulated earnings (loss)	(397,256,992)	18,519,220
Net Assets	$431,361,358	$139,277,866

Net Asset Value Per Share
Class A
Net Assets	$48,366,822	$3,381,658
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,699,066	291,448
Net asset value, redemption price per share	$13.08	$11.60
Offering price per share (maximum sales charge of 5.75% and 5.75%, respectively)	$13.88	$12.31

Class C
Net Assets	$27,476,033	$1,089,210
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,092,687	96,556
Net asset value, offering price per share (a)	$13.13	$11.28

Class I
Net Assets	$324,776,537	$133,916,999
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	23,460,728	11,329,755
Net asset value, redemption price and offering price per share	$13.84	$11.82

Class R6
Net Assets	$30,741,966	$889,999
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,183,368	72,987
Net asset value, redemption price and offering price per share	$14.08	$12.19

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 29, 2024

	Easterly	Easterly
	Global Real Estate	Hedged Equity
	Fund	Fund
Investment Income:
Dividend income	$7,985,288	$808,429
Interest income	430,032	66,879
Less: Foreign withholding taxes	(162,284)	—
Total Investment Income	8,253,036	875,308

Operating Expenses:
Management fees	2,023,466	778,955
Distribution (12b-1) fees
Class A Shares	64,035	4,179
Class C Shares	151,216	3,387
Shareholder servicing fees	255,672	51,745
Administration fees	169,140	71,654
Registration fees	37,444	24,779
Custodian fees	35,189	11,106
Printing and postage expense	31,179	5,984
Legal fees	28,108	27,058
Audit fees	20,902	9,514
Trustees’ fees	9,113	9,058
Insurance expense	8,057	2,033
Compliance officer fees	3,989	3,989
Interest Expense	—	51,692
Miscellaneous expenses	6,714	2,803
Total Operating Expenses	2,844,224	1,057,936
Less: Expenses waived and/or reimbursed	(255,197)	(188,013)
Net Operating Expenses	2,589,027	869,923

Net Investment Income	5,664,009	5,385

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(184,456,952)	4,750,741
Options purchased	—	(12,264,920)
Options written	(3,761,391)	(267,948)
Swaps	—	198,430
Net realized loss:	(188,218,343)	(7,583,697)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	188,745,390	10,988,062
Options purchased	—	1,226,369
Options written	(44,019)	635,973
Swaps	—	5,400,447
Net change in unrealized appreciation	188,701,371	18,250,851

Net Realized and Unrealized Gain on investments	483,028	10,667,154

Net Increase in Net Assets Resulting From Operations	$6,147,037	$10,672,539

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly		Easterly
	Global Real Estate Fund		Hedged Equity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,664,009	$10,670,516	$5,385	$160,979
Net realized loss on investments, options, swaps and foreign currency transactions	(188,218,343)	(19,429,146)	(7,583,697)	(490,313)
Net change in unrealized appreciation depreciation on investments, options, swaps and foreign currency transactions	188,701,371	(47,189,949)	18,250,851	10,764,470
Net increase (decrease) in net assets resulting from operations	6,147,037	(55,948,579)	10,672,539	10,435,136

Distributions to Shareholders:
Total Distributions Paid:
Class A	(547,742)	(2,994,528)	(6,841)	(52,730)
Class C	(182,058)	(1,532,971)	(1,457)	(9,205)
Class I	(3,891,773)	(18,980,290)	(302,056)	(1,701,742)
Class R6	(346,214)	(1,722,951)	(2,104)	(233,071)
Total Dividends and Distributions to Shareholders	(4,967,787)	(25,230,740)	(312,458)	(1,996,748)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	2,475,951	4,782,117	3,711,449	2,116,408
Class C	134,934	1,088,594	592,631	158,993
Class I	29,801,691	79,179,790	31,438,747	70,237,091
Class R6	4,569,562	11,825,628	7,260	245,626
Reinvestment of dividends and distributions
Class A	496,336	2,715,520	6,599	50,354
Class C	168,642	1,412,599	1,457	9,204
Class I	2,851,525	13,897,461	288,210	1,596,104
Class R6	286,120	1,171,675	1,513	181,506
Cost of shares redeemed
Class A	(11,454,108)	(37,528,473)	(3,925,045)	(583,456)
Class C	(7,157,078)	(15,121,168)	(21,976)	(99,271)
Class I	(85,327,155)	(228,192,330)	(21,077,914)	(28,314,246)
Class R6	(6,594,941)	(25,860,842)	(941,553)	(10,375,514)

Net increase (decrease) in net assets from share transactions of beneficial interest	(69,748,521)	(190,629,429)	10,081,378	35,222,799

Total Increase (Decrease) in Net Assets	(68,569,271)	(271,808,748)	20,441,459	43,661,187

Net Assets:
Beginning of period	499,930,629	771,739,377	118,836,407	75,175,220
End of period	$431,361,358	$499,930,629	$139,277,866	$118,836,407

Share Activity
Shares sold
Class A	204,850	365,902	330,487	208,051
Class C	10,812	81,935	54,811	15,453
Class I	2,179,546	5,679,009	2,830,854	6,768,998
Class R6	331,987	840,457	649	23,538
Shares Reinvested
Class A	38,272	214,237	602	5,045
Class C	12,726	110,770	137	940
Class I	208,513	1,038,822	25,848	157,562
Class R6	20,546	86,167	132	17,419
Shares Redeemed
Class A	(904,062)	(2,924,600)	(350,324)	(56,444)
Class C	(564,995)	(1,137,526)	(2,113)	(9,940)
Class I	(6,441,238)	(16,475,176)	(1,860,646)	(2,711,746)
Class R6	(482,845)	(1,830,175)	(84,129)	(969,938)
Net increase (decrease) in shares of beneficial interest	(5,385,888)	(13,950,178)	946,308	3,448,938

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS A

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$12.96		$14.56	$18.94	$15.56	$17.81	$18.73
Income (Loss) from Investment Operations:
Net investment income (1)	0.14		0.20	0.14	0.11	0.19	0.09
Net realized and unrealized gain (loss)	0.11		(1.25)	(2.93)	4.85	(0.51)	0.65
Total from investment operations	0.25		(1.05)	(2.79)	4.96	(0.32)	0.74
Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.19)	(0.41)	(0.28)	(0.28)	(0.64)
Distributions from realized gains	—		(0.36)	(1.18)	(1.30)	(1.65)	(1.02)
Total dividends and distributions	(0.13)		(0.55)	(1.59)	(1.58)	(1.93)	(1.66)
Net Asset Value, End of Year/Period	$13.08		$12.96	$14.56	$18.94	$15.56	$17.81
Total Return*	1.97%		(7.06)%	(16.03)%	33.47%	(1.93)%	4.67%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$48,367		$56,487	$97,639	$118,587	$88,222	$104,815
Ratio of gross operating expenses to average net assets	1.42	% (2)	1.42%	1.36%	1.51%	1.60%	1.60%
Ratio of net operating expenses to average net assets	1.42	% (2)	1.42%	1.36%	1.51%	1.60%	1.60%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.26	% (2)	1.53%	0.80%	0.64%	1.16%	0.52%
Portfolio Turnover Rate	62	% (3)	12%	116%	160%	187%	172%

	CLASS C

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$13.00		$14.63	$19.06	$15.68	$17.95	$18.89
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10		0.10	0.01	(0.02)	0.07	(0.04)
Net realized and unrealized gain (loss)	0.11		(1.26)	(2.94)	4.89	(0.51)	0.65
Total from investment operations	0.21		(1.16)	(2.93)	4.87	(0.44)	0.61
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.11)	(0.32)	(0.19)	(0.18)	(0.53)
Distributions from realized gains	—		(0.36)	(1.18)	(1.30)	(1.65)	(1.02)
Total dividends and distributions	(0.08)		(0.47)	(1.50)	(1.49)	(1.83)	(1.55)
Net Asset Value, End of Year/Period	$13.13		$13.00	$14.63	$19.06	$15.68	$17.95
Total Return*	1.59%		(7.80)%	(16.64)%	32.51%	(2.62)%	3.87%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$27,476		$34,243	$52,362	$75,701	$65,907	$80,048
Ratio of gross operating expenses to average net assets	2.17	% (2)	2.17%	2.11%	2.26%	2.35%	2.37%
Ratio of net operating expenses to average net assets	2.17	% (2)	2.17%	2.11%	2.26%	2.35%	2.37%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.51	% (2)	0.79%	0.05%	(0.11)%	0.42%	(0.25)%
Portfolio Turnover Rate	62	% (3)	12%	116%	160%	187%	172%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Annualized for periods less than one year.

(3)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS I

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$13.70		$15.34	$19.84	$16.19	$18.42	$19.29
Income (Loss) from Investment Operations:
Net investment income (1)	0.18		0.27	0.20	0.18	0.28	0.17
Net realized and unrealized gain (loss)	0.11		(1.34)	(3.07)	5.08	(0.54)	0.66
Total from investment operations	0.29		(1.07)	(2.87)	5.26	(0.26)	0.83
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.45)	(0.31)	(0.32)	(0.68)
Distributions from realized gains	—		(0.36)	(1.18)	(1.30)	(1.65)	(1.02)
Total dividends and distributions	(0.15)		(0.57)	(1.63)	(1.61)	(1.97)	(1.70)
Net Asset Value, End of Year/Period	$13.84		$13.70	$15.34	$19.84	$16.19	$18.42
Total Return*	2.15%		(6.78)%	(15.74)%	34.06%	(1.51)%	5.06%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$324,777		$376,980	$571,664	$678,440	$544,432	$643,866
Ratio of gross operating expenses to average net assets	1.17	% (2)	1.17%	1.11%	1.26%	1.35%	1.33%
Ratio of net operating expenses to average net assets	1.04	% (2)	1.04%	1.04%	1.12%	1.19%	1.19%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.63	% (2)	1.92%	1.12%	1.02%	1.68%	0.93%
Portfolio Turnover Rate	62	% (3)	12%	116%	160%	187%	172%

	CLASS R6

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$13.93		$15.56	$20.09	$16.35	$18.55	$19.35
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.29	0.23	0.22	0.31	0.22
Net realized and unrealized gain (loss)	0.11		(1.35)	(3.13)	5.13	(0.54)	0.69
Total from investment operations	0.30		(1.06)	(2.90)	5.35	(0.23)	0.91
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.45)	(0.31)	(0.32)	(0.69)
Distributions from realized gains	—		(0.36)	(1.18)	(1.30)	(1.65)	(1.02)
Total dividends and distributions	(0.15)		(0.57)	(1.63)	(1.61)	(1.97)	(1.71)
Net Asset Value, End of Year/Period	$14.08		$13.93	$15.56	$20.09	$16.35	$18.55
Total Return*	2.19%		(6.61)%	(15.69)%	34.29%	(1.32)%	5.44%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$30,742		$32,221	$50,074	$32,039	$31,355	$12,238
Ratio of gross operating expenses to average net assets	1.17	% (2)	1.17%	1.11%	1.26%	1.36%	1.33%
Ratio of net operating expenses to average net assets	0.94	% (2)	0.94%	0.94%	0.97%	1.00%	0.88%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.73	% (2)	2.02%	1.30%	1.18%	1.86%	1.20%
Portfolio Turnover Rate	62	% (3)	12%	116%	160%	187%	172%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Annualized for periods less than one year.

(3)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS A

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2024		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2023	2022	2021	2020		2019
Net Asset Value, Beginning of Year/Period	$10.77		$9.99	$11.18	$10.83	$10.42		$10.80
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)		(0.01)	(0.03)	(0.08)	(0.05)		(0.13)
Net realized and unrealized gain (loss)	0.88		1.03	(0.06)	1.17	0.72		0.75
Total from investment operations	0.86		1.02	(0.09)	1.09	0.67		0.62
Dividends and Distributions:
Dividends from net investment income	—		—	(1.10)	(0.74)	—		(0.31)
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)		(0.69)
Total dividends and distributions	(0.03)		(0.24)	(1.10)	(0.74)	(0.26)		(1.00)
Net Asset Value, End of Year/Period	$11.60		$10.77	$9.99	$11.18	$10.83		$10.42
Total Return*	7.96	%+	10.45%	(1.17)%	10.67%	6.56%		6.26%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,382		$3,348	$1,538	$1,899	$1,537		$519
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.87	% (6)	1.95%	2.02%	2.04%	2.07%		2.22%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.58	% (6)	1.61%	1.54%	2.04%	2.01%		2.20%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.29	)% (6)	(0.14)%	(0.33)%	(0.73)%	(0.44)%		(1.28)%
Portfolio Turnover Rate	25	% (7)	12%	23%	44%	173%		245%

	CLASS C

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2024		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2023	2022	2021	2020		2019
Net Asset Value, Beginning of Year/Period	$10.51		$9.82	$10.90	$10.57	$10.28		$10.66
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)		(0.08)	(0.10)	(0.14)	(0.14)		(0.18)
Net realized and unrealized gain (loss)	0.86		1.01	(0.08)	1.12	0.69		0.72
Total from investment operations	0.80		0.93	(0.18)	0.98	0.55		0.54
Dividends and Distributions:
Dividends from net investment income	—		—	(0.90)	(0.65)	—		(0.23)
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)		(0.69)
Total dividends and distributions	(0.03)		(0.24)	(0.90)	(0.65)	(0.26)		(0.92)
Net Asset Value, End of Year/Period	$11.28		$10.51	$9.82	$10.90	$10.57		$10.28
Total Return*	7.59%		9.70%	(1.95)%	9.77%	5.47	% +	5.51	% +
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,089		$460	$366	$746	$1,781		$524
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.62	% (6)	2.70%	2.77%	2.68%	2.81%		2.96%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.33	% (6)	2.36%	2.29%	2.68%	2.94%		2.96%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(1.13	)% (6)	(0.81)%	(1.02)%	(1.31)%	(1.36)%		(1.74)%
Portfolio Turnover Rate	25	% (7)	12%	23%	44%	173%		245%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.79	% (6)	1.84%	1.99%	1.99%	2.05%	2.19%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.50	% (6)	1.50%	1.51%	1.99%	1.99%	2.17%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.54	% (6)	2.59%	2.74%	2.63%	2.79%	2.93%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.25	% (6)	2.25%	2.26%	2.63%	2.92%	2.93%

(6)	Annualized for periods less than one year.

(7)	Not annualized.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS I

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$10.96		$10.13	$11.33	$10.96	$10.53	$10.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	—		0.01	(0.01)	(0.06)	(0.03)	(0.10)
Net realized and unrealized gain (loss)	0.89		1.06	(0.07)	1.19	0.72	0.76
Total from investment operations	0.89		1.07	(0.08)	1.13	0.69	0.66
Dividends and Distributions:
Dividends from net investment income	—		—	(1.12)	(0.76)	—	(0.34)
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)	(0.69)
Total dividends and distributions	(0.03)		(0.24)	(1.12)	(0.76)	(0.26)	(1.03)
Net Asset Value, End of Year/Period	$11.82		$10.96	$10.13	$11.33	$10.96	$10.53
Total Return*	8.10%		10.80%	(0.98)%	10.91%	6.69%	6.68%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$133,917		$113,264	$61,982	$33,478	$41,145	$19,673
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.62	% (6)	1.70%	1.77%	1.84%	1.82%	1.99%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.33	% (6)	1.36%	1.29%	1.84%	1.81%	1.86%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.02	% (6)	0.14%	(0.13)%	(0.51)%	(0.29)%	(0.93)%
Portfolio Turnover Rate	25	% (7)	12%	23%	44%	173%	245%

	CLASS R6

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$11.29		$10.40	$11.58	$11.13	$10.64	$10.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03		0.07	0.02	(0.02)	0.02	—
Net realized and unrealized gain (loss)	0.90		1.06	(0.08)	1.23	0.73	0.72
Total from investment operations	0.93		1.13	(0.06)	1.21	0.75	0.72
Dividends and Distributions:
Dividends from net investment income	—		—	(1.12)	(0.76)	—	(0.34)
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)	(0.69)
Total dividends and distributions	(0.03)		(0.24)	(1.12)	(0.76)	(0.26)	(1.03)
Net Asset Value, End of Year/Period	$12.19		$11.29	$10.40	$11.58	$11.13	$10.64
Total Return*	8.22%		11.10%	(0.77)%	11.49%	7.19%	7.23%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$890		$1,766	$11,289	$17,970	$9,702	$13,365
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	1.62	% (6)	1.70%	1.77%	1.84%	1.81%	1.94%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	1.07	% (6)	1.10%	1.03%	1.38%	1.36%	1.33%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.57	% (6)	0.64%	0.20%	(0.20)%	0.16%	(0.03)%
Portfolio Turnover Rate	25	% (7)	12%	23%	44%	173%	245%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.54	% (6)	1.59%	1.74%	1.79%	1.79%	1.95%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.25	% (6)	1.25%	1.26%	1.79%	1.79%	1.82%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.54	% (6)	1.59%	1.74%	1.79%	1.78%	1.90%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

0.99	% (6)	0.99%	1.00%	1.33%	1.34%	1.30%

(6)	Annualized for periods less than one year.

(7)	Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of five series. Easterly Funds LLC serves as the Funds’ advisor. These financial statements include the following two series:

Fund	Sub-Advisor
Easterly Global Real Estate Fund	Ranger Global Real Estate Advisors, LLC
Easterly Hedged Equity Fund	EAB Investment Group, LLC

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent.

The Easterly Global Real Estate Fund and the Easterly Hedged Equity Fund are diversified Funds.

Fund	Primary Objective
Easterly Global Real Estate	Total return through a combination of current income and capital appreciation
Easterly Hedged Equity	Capital appreciation

Easterly Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board- appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Easterly Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2024, for the Funds’ assets and liabilities measured at fair value:

Easterly Global Real Estate Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$213,097,600	$183,101,291	$—	$396,198,891
Total	$213,097,600	$183,101,291	$—	$396,198,891
Derivatives
Forward Currency Contracts	$—	$(22,941)	$—	$(22,941)
Call Options Written	(130,290)	—	—	(130,290)
Total	$(130,290)	$(22,941)	$—	$(153,231)

Easterly Hedged Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$124,479,600	$—	$—	$124,479,600
Put Options Purchased	—	1,441,525	—	1,441,525
Total	$124,479,600	$1,441,525	$—	$125,921,125
Derivatives* - Assets
Total Return Swaps	$—	$5,951,867	$—	$5,951,867
Total	$—	$5,951,867	$—	$5,951,867
Derivatives* - Liabilities
Call Options Written	$(585,000)	$—	$—	$(585,000)
Put Options Written	—	(354,250)	—	(354,250)
Total	$(585,000)	$(354,250)	$—	$(939,250)

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2023 (for the tax year ended December 31, 2022 for the Easterly Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

			Capital Loss Carry Forward
	Short-Term	Long-Term	Utilized	Total
Easterly Global Real Estate Fund	$—	$—	$—	$—
Easterly Hedged Equity Fund	—	—	1,748,567	—

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2021-2023 returns and expected to be taken in the Funds’ 2024 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 29, 2024, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly Global Real Estate Fund	Quarterly	Quarterly
Easterly Hedged Equity Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Easterly Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

2. MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds, LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds, LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds, LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds, LLC and the Funds, Easterly Funds, LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds, LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through December 31, 2024.

							Managament
							Fee Waived/
	Management	Expense Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 2/29/2024
Easterly Global Real Estate Fund	0.90%	1.69%	2.37%	1.04%	0.94%	12/31/2024	$255,197
Easterly Hedged Equity Fund	1.20%	1.50%	2.25%	1.25%	0.99%	12/31/2024	188,013

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2024	8/31/2025	8/31/2026
Easterly Global Real Estate Fund	$951,023	$498,797	$664,778
Easterly Hedged Equity Fund	44,773	320,557	355,145

(c) Effective October 2, 2023, Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. Prior to October 2, 20023 Ultimus Fund Distributers, LLC (“UFD”) was the Funds distributor. For the six months ended, February 29, 2024, sales charges on sales of the Fund’s Class A shares were as follows:

	Sales Charges Class A
Fund	Easterly Securities, LLC	Ultimus Fund Distributers, LLC
Easterly Global Real Estate Fund	$5,342	$121
Easterly Hedged Equity Fund	6,026	8

For the six months ended February 29, 2024 CDSC fees were as follows.

CDSC Fees
Fund	Class C
Easterly Global Real Estate Fund	$41

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3. INVESTMENT TRANSACTIONS

(a) For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Easterly Global Real Estate Fund	$266,952,747	$363,656,814
Easterly Hedged Equity Fund	29,775,519	30,244,606

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked- to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into futures contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

(d) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 29, 2024, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Easterly Global Real Estate Fund
	Call options written	Equity	Options written	$(130,290)
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	(22,941)
			Total	$(153,231)
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$1,441,525
	Call options written	Equity	Options written	(585,000)
	Put options written	Equity	Options written	(354,250)
	Swap Contracts	Equity	Unrealized appreciation on swaps	5,951,867
			Total	$6,454,142

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended February 29, 2024, were as follows:

Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Easterly Global Real Estate Fund
	Forward Currency Contracts
		Net realized loss on Investments and foreign currency translations
			Foreign Exchange	$(122,816)
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	(37,645)
			Total	$(160,461)
	Options

		Net realized loss on options written
			Equity	$(3,761,391)
			Total	$(3,761,391)

Easterly Hedged Equity Fund

	Options
		Net realized loss on options purchased
			Equity	$(12,264,920)
		Net realized loss on options written
			Equity	(267,948)
			Total	$(12,532,868)

		Net change in unrealized appreciation on options purchased
			Equity	$1,226,369
		Net change in unrealized appreciation on options written
			Equity	635,973
			Total	$1,862,342
	Swaps
		Net realized gain on swaps
			Equity	$198,430
		Net change in unrealized appreciation on swaps
			Equity	$5,400,447
			Total	$5,598,877

The average notional value of the derivative instruments for the Funds during the six months ended February 29, 2024 was as follows:

Easterly Global Real Estate Fund

Options Written
$31,203,963

Easterly Hedged Equity Fund

Options Purchased	Options Written	Total Return Swaps
$269,055,658	$399,914,858	$47,400,023

During the six months ended February 29, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at February 29, 2024 for the Funds.

Easterly Global Real Estate Fund
						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Options Writen	Royal Bank of Canada	$—		$(130,290	) (1)	$(130,290)	$130,290	(2)	$—	$—

Easterly Hedged Equity Fund
						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$5,951,867	(1)	$—		$5,951,867	$—		$—	$—

Options Purchased	Pershing	1,441,525	(1)	—		1,441,525	—		—	—

Options Writen	Pershing	—		(939,250	) (1)	(939,250)	939,250	(2)	—	—
		$7,393,392		$(939,250)		$6,454,142	$939,250		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 29, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Easterly Global Real Estate Fund	$590,935,242	$7,183,561	$(202,073,143)	$(194,889,582)
Easterly Hedged Equity Fund	95,547,614	35,824,903	(438,775)	35,386,128

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2023 and August 31, 2022 (for the period ended December 31, 2022 and December 31, 2021 for the Easterly Global Real Estate Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2023	Income	Capital Gains	Capital	Total
Easterly Global Real Estate Fund	$35,573,869	$1,374,452	$—	$36,948,321
Easterly Hedged Equity Fund	—	1,996,748	—	1,996,748

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2022	Income	Capital Gains	Capital	Total
Easterly Global Real Estate Fund	$87,769,047	$2,303,721	$—	$90,072,768
Easterly Hedged Equity Fund	5,284,200	—	—	5,284,200

As of the Easterly Hedged Equity Fund’s tax year-ended August 31, 2023 (for the Easterly Global Real Estate Fund in which its December 31, 2022 components of distributable earnings have been adjusted for August 31, 2023 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly Global Real Estate Fund	$789,287	$—	$—	$(15,543,127)	$—	$(383,682,402)	$(398,436,242)
Easterly Hedged Equity Fund	—	—	(8,927,110)	—	(49,028)	17,135,277	8,159,139

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on option and swap contracts and passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(76,745) for the Easterly Global Real Estate Fund. In addition, the amount listed under other book/tax differences for the Easterly Hedged Equity Fund are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Hedged Equity Fund incurred and elected to defer such late year losses of $118,813.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Hedged Equity Fund incurred and elected to defer such capital losses of $8,808,297.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2023 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(921,573)	$921,573
(1,275,159)	1,275,159

6. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Easterly Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 29, 2024, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 89.4%.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited) (Continued)

7. BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

Charles
Schwab &
Co., Inc. *
Easterly Hedged Equity Fund	25.21%

*	Comprised of multiple investors and accounts

8. RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2023, through February 29, 2024.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2023	Value - 2/29/2024	9/1/2023-2/29/2024*	[Annualized]
Actual Expenses:
Easterly Global Real Estate Investments Fund - Class A	$1,000.00	$1,019.70	$7.13	1.42%
Easterly Global Real Estate Investments Fund - Class C	$1,000.00	$1,015.90	$10.88	2.17%
Easterly Global Real Estate Investments Fund - Class I	$1,000.00	$1,021.50	$5.23	1.04%
Easterly Global Real Estate Investments Fund - Class R6	$1,000.00	$1,021.90	$4.73	0.94%
Easterly Hedged Equity Fund - Class A	$1,000.00	$1,080.60	$7.76	1.50%
Easterly Hedged Equity Fund - Class C	$1,000.00	$1,075.90	$11.61	2.25%
Easterly Hedged Equity Fund - Class I	$1,000.00	$1,081.00	$6.47	1.25%
Easterly Hedged Equity Fund - Class R6	$1,000.00	$1,082.20	$5.13	0.99%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2023	Value - 2/29/2024	9/1/2023-2/29/2024*	[Annualized]
[5% Return Before Expenses]
Easterly Global Real Estate Investments Fund - Class A	$1,000.00	$1,017.80	$7.13	1.42%
Easterly Global Real Estate Investments Fund - Class C	$1,000.00	$1,014.07	$10.87	2.17%
Easterly Global Real Estate Investments Fund - Class I	$1,000.00	$1,019.69	$5.22	1.04%
Easterly Global Real Estate Investments Fund - Class R6	$1,000.00	$1,020.19	$4.72	0.94%
Easterly Hedged Equity Fund - Class A	$1,000.00	$1,017.40	$7.52	1.50%
Easterly Hedged Equity Fund - Class C	$1,000.00	$1,013.67	$11.26	2.25%
Easterly Hedged Equity Fund - Class I	$1,000.00	$1,018.65	$6.27	1.25%
Easterly Hedged Equity Fund - Class R6	$1,000.00	$1,019.94	$4.97	0.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

On July 25, 2023, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, (i) the approval of the investment management agreements between the Trust, on behalf of the Easterly Global Real Estate Fund (“Real Estate Fund”) and Easterly Hedged Equity Fund (“Hedged Equity Fund”) (each a “Fund” and collectively the “Funds”), and Easterly Investment Partners, LLC (“EIP”) (the “Investment Management Agreements”) and (ii) the approval of the sub-advisory agreements between EIP and each Fund’s respective sub-adviser (the “Sub-Advisers”) (the “Sub-Advisory Agreements,” and together with the Investment Management Agreements, the “Advisory Agreements”). The Board was asked to consider such approvals in connection with the combination of the operations of EIP and Easterly Funds LLC, the Funds’ existing investment adviser, with EIP as the surviving entity (the “Restructuring”).

In the course of consideration of the approval of the Advisory Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Advisory Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

In considering the approval of the Advisory Agreements and reaching their conclusion with respect to the Advisory Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

As part of the contract approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the approval of the Advisory Agreements, including comparative performance and expenses. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentations. After evaluating the factors discussed below, among others, the Board approved the Funds’ Advisory Agreements and determined that the compensation payable thereunder by each Fund to EIP and by EIP to each respective Sub-Adviser is fair and reasonable.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreements, the Board considered the nature, extent and quality of services that EIP would provide to the Real Estate Fund and Hedged Equity Fund, including EIP’s personnel and resources and EIP’s criteria for reviewing a Sub-Adviser’s performance. The Board reviewed the services EIP would provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

The Board noted the responsibilities that EIP has as the Funds’ investment manager, including (i) overseeing the investment decisions of each of the Sub-Advisers and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Advisers, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with any Sub-Advisers; and (v) if deemed necessary, recommending to the Board changing one or more Sub-Advisers. The Board concluded that the services EIP would provide are satisfactory.

In considering the approval of the Sub-Advisory Agreements, and each Fund’s respective Sub-Adviser, the Board considered the nature, extent and quality of services the Sub- Advisers would provide under the Sub- Advisory Agreements. The Board reviewed the services the Sub-Advisers would provide, the background of the investment professionals servicing the respective Fund, and each Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services each Sub-Adviser would provide are satisfactory.

Performance. The Board reviewed performance information that EIP provided for the Real Estate Fund and Hedged Equity Fund compared to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the one-, three-, five-, ten-year and since inception periods ended May 31, 2023, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Real Estate Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (FTSE EPRA/NAREIT Developed Net Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the one-, three-, five-, ten-year and since inception periods. In considering the Fund’s performance, the Board considered Ranger’s explanation that the portfolio can underperform versus its Benchmark Index during periods when external factors impact investor sentiment. The Board concluded that the performance of the Fund was satisfactory.

Hedged Equity Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (S&P 500 Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the one-, three-, five-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 29, 2024

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that each Fund’s advisory fee will remain the same after the Restructuring and EIP will enter into an Operating Expense Limitation Agreement (“OELA”) to waive fees and/or limit expenses of the Funds in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds. The Board also considered the extent to which EIP had agreed to waive management fees and/or reimburses expenses for a Fund and its share classes, including the basis for the adviser’s determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in management and oversight of the Funds, including with respect to oversight of the Sub-Advisers.

The Board considered each Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between EIP and each Sub-Adviser, an unaffiliated third party. The Board also noted in particular that each Fund’s sub-advisory fee schedule will remain the same after the Restructuring. The Board also evaluated the reasonableness of the fee split between EIP and each Sub-Adviser. The Board considered the nature and scope of the services to be provided by EIP, including (i) monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of sub-advisors and potential replacement sub-advisors to present to the Board for their consideration. The Board also considered that with respect to the more complex Funds, these services are expected to be more resource intensive for EIP. The Board noted that the sub-advisory fees are paid by EIP to each Sub-Adviser and are not additional fees borne by the Funds. In light of the nature, quality and extent of services EIP and the Sub-Advisers provided, the Board concluded that each Fund’s advisory fee and sub-advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that EIP had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and EIP’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the estimated profitability of EIP with respect to each Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that EIP would earn an estimated reasonable profit from each Fund, in each case without considering marketing-related costs. The Board concluded that the estimated profitability of EIP in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Funds, EIP, the Sub-Advisers, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by EIP and the Sub-Advisers as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

SHAREHOLDER VOTING RESULTS

On December 19, 2023 a Special Meeting of Shareholders of the Easterly Hedged Equity Fund and Easterly Global Real Estate Fund was held and adjourned until February 15, 2024. At the meeting on February 15, 2024 shareholders of record of the Easterly Hedged Equity Fund at the close of business on October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
5,415,846.10 Shares	56,619.00 Shares	561,696.00 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and EAB Investment Group, LLC.

FOR	AGAINST	ABSTAIN
5,402,383.10 Shares	70,884.00 Shares	560,895.00 Shares

The Special Meeting of Shareholders was adjourned until March 14, 2024 with respect to the Easterly Global Real Estate Fund.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Easterly Funds-SAR24

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 5/3/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael Montague Michael Montague, Treasurer and Principal Financial Officer

Date 5/3/24

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 5/3/24

* Print the name and title of each signing officer under his or her signature.